Goodwill and Intangible Assets - Schedule of Future Amortization Expense (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 326	$ 346
2025	321	318
2026	316	313
2027	312	308
2028	274	307
2029	$ 1,014	$ 1,285